PREFERRED STOCK (Details Narratve) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 07, 2020	Dec. 09, 2019	Aug. 08, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	May 07, 2020	Nov. 20, 2015
Accrued Dividends Payable						$ 107,880
Preferred Stock, Shares Authorized					19,300,000	19,300,000		25,000,000
Preferred Stock, Par Value					$ 0.00001	$ 0.00001
Series A-1 Convertible Preferred stock [Member]
Accrued Dividends Payable					$ 107,880
Preferred Stock, Shares Authorized		333,333		2,700,000	2,700,000	2,700,000
Preferred Stock, Par Value				$ 0.00001	$ 0.00001	$ 0.00001
Cumulative Dividends Rate					8.00%
Conversion Of Preferred Stock Shares	900,000
Converted Shares Of Common Stock	900,000
Preferred Stock Shares Sold						2,700,000
Minimum Conversion Rate								$ 5.01
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized				3,000,000	3,000,000
Exchange shares issued of common stcok				333,333
Common stock held by company				666,667
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized		1,000,000		3,000,000	3,000,000	3,000,000		3,000,000
Preferred Stock, Par Value				$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Acquire Convertible Preferred Stock		1,000,000
Preferred Stock Conversion Description						Series A Convertible Preferred Stock are convertible at a 35% discount rate to the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion. However, no conversions of the Series A Convertible Preferred Stock to shares of common stock can occur unless the average closing price per share
Asset Purchase Agreement [Member] | SOBR SAFE, LLC [Member]
Right Of Dividend		8.00%	8.00%
Convertible Preferred Stock Issuable							900,000
SOBR's Director company [Member] | Series A-1 Preferred Stock Purchase Agreement [Member] | SOBR SAFE, LLC [Member] | Series A-1 Convertible Preferred stock [Member]
Preferred Stock, Shares Authorized		2,000,000	2,000,000
Authorized Shares Increased						2,700,000
Right Of Dividend		8.00%	8.00%
Shares Issuance Price		$ 1	$ 1
Preferences And Rights Of Preferred Stock		dividend rights of 8% per annum based on the original issuance price of $1 per share, (b) liquidation preference over the Company’s common stock, (c) conversion rights into shares of the Company’s common stock at $3 per share (not to be affected by any reverse stock split in connection with the Asset Purchase Agreement with IDTEC)	dividend rights of 8% per annum based on the original issuance price of $1 per share, (b) liquidation preference over the Company’s common stock, (c) conversion rights into shares of the Company’s common stock at $3 per share (not to be affected by any reverse stock split in connection with the Asset Purchase Agreement with IDTEC)